Quarterly Report
December 31, 2019
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.5%
Airport Revenue – 5.1%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,460,640
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,371,239
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,526,890
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,753,350
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,216,926
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,637,560
		$18,966,605
General Obligations - General Purpose – 8.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$713,157
Chicago, IL, “B”, 7.375%, 1/01/2033	894,000	1,070,905
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,146,410
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,910,656
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2040	2,000,000	2,484,920
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2044	5,195,000	6,400,032
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,200,780
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,853,552
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	3,000,000	3,714,690
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,638,850
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,216,260
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	637,704
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	640,000	650,393
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	538,657
State of Illinois, 5%, 11/01/2027	1,725,000	1,996,722
		$32,173,688
General Obligations - Schools – 1.7%
Belmont, MA, General Obligation Municipal Purpose Loan, 4%, 3/15/2049	$3,000,000	$3,328,800
Lincoln, MA, School General Obligation Bonds, 4%, 3/01/2049	1,360,000	1,508,485
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	3,375,000	1,446,019
		$6,283,304
Healthcare Revenue - Hospitals – 12.2%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,349,098
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	242,847
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	355,088
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	760,816
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	531,284
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,591,200
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,228,000
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	781,983
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,042,941
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	856,541
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,174,400
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,214,530
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,208,790
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,161,680
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	129,596
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	128,713
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	160,476
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	223,297
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	190,446
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	506,444
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,344,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	$1,000,000	$1,124,620
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,086,920
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2041	1,500,000	1,754,655
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2047	1,500,000	1,740,735
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,896,515
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,623,173
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	636,336
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	424,224
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,132,606
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,331,940
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,160,650
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	2,080,000	2,238,704
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	2,000,000	2,343,440
Massachusetts Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	1,690,000	1,991,006
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,003,240
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	318,466
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	123,016
		$45,112,476
Healthcare Revenue - Long Term Care – 1.9%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,145,500
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2039	250,000	282,540
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2049	700,000	784,462
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	324,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	524,071
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	605,740
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	26,536
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	291,225
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	278,030
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,381,075
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,202,170
		$6,845,349
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$420,000	$460,874
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	575,000	660,882
		$1,121,756
Miscellaneous Revenue - Other – 5.2%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$2,103,540
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,226,180
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,222,120
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,206,390
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,568,530
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,733,286
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,218,870
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,431,180
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,153,180
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,178,001
		$19,041,277
Multi-Family Housing Revenue – 3.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,005,000	$1,006,558
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,090,000	2,114,787
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,016,110
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,035,000	1,036,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	$1,000,000	$1,061,080
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,057,400
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,001,820
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,011,920
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,489,809
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,246,406
		$13,042,142
Parking – 0.9%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,176,160
Sales & Excise Tax Revenue – 6.5%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$1,902,588
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,004,572
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,861,063
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,449,030
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,719,520
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,903,040
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,288,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	75,578
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,086,000	1,133,806
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,714,000	1,818,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	680,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	259,512
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	104,903
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	12,000	10,532
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	93,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	16,325
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	727,078
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	643,178
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,292,000	346,140
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	613,000	119,639
		$24,162,448
Secondary Schools – 2.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$290,000	$308,050
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,073,380
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,058,670
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	576,605
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,167,057
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,423
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	758,900
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,137,500
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,025,270
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,181,740
		$9,457,595
Single Family Housing - State – 1.8%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	$365,000	$383,542
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	511,622
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	4,000,000	3,928,440
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,790,000	1,869,064
		$6,692,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 4.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,379,995
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	91,659
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,124
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,454
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,302,770
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,015,000	1,215,412
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	995,000	1,085,127
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	845,986
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	8,055,299
Massachusetts College Building Authority Project Rev., Unrefunded Balance, “A”, 5%, 5/01/2029	1,005,000	1,094,817
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	306,493
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	53,002
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	765,000	891,416
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	1,280,000	1,473,357
		$17,904,911
Student Loan Revenue – 3.2%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$645,000	$676,070
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,132,240
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,101,880
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	170,000	170,156
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,003,120
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	205,000	205,183
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	95,000	95,085
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	660,000	684,862
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	675,000	708,257
		$11,776,853
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$255,551
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	135,989
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	411,499
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	815,000	985,025
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,980,000	2,423,560
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	257,044
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,786,786
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	311,716
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,101,783
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	815,000	905,718
		$8,574,671
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$26,504
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	35,000	39,050
		$65,554
Tobacco – 0.4%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$1,426,140
Toll Roads – 1.4%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,247,300
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,763,860
		$5,011,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 4.8%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,403,213
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,593,940
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	320,000	360,541
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	465,000	465,609
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	277,720
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	610,000	689,660
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	286,572
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,629,887
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,954,807
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	504,413
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	578,479
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,156,174
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	324,135
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,921
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	495,772
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,235,000	960,793
		$17,727,636
Universities - Colleges – 20.2%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	$605,000	$757,121
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,317,419
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2031	910,000	1,081,289
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	150,000	176,533
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,182,411
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	998,503
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	757,969
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	410,251
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,285,836
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,765,110
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,034,557
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,320,026
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	840,985
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	288,847
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,320,340
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	1,500,000	1,707,180
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,875,000	2,163,394
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,267,620
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,439,927
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,704,950
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,360,420
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,596,905
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	405,000	514,342
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,413,780
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,015,960
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,266,660
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,271,216
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2048	1,985,000	2,306,292
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,104,982
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,069,374
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,171,236
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,640,548
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,101,910
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,203
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,448
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,252,308
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,294,320
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,535,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	$295,000	$310,116
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	313,432
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,779
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	375,720
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,402
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,812
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	533,408
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039	3,000,000	3,287,670
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,931,825
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,757,560
		$74,729,416
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$1,132,940
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,124,750
		$2,257,690
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$609,092
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	225,084
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	262,801
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	770,000	583,275
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	94,688
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	215,000	163,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	270,000	204,525
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	386,325
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	102,263
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	314,362
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	172,872
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	239,549
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	465,000	507,836
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	38,206
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	195,000	144,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	167,200
		$4,215,778
Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$405,000	$429,462
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	229,589
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	497,573
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	160,000	174,337
		$1,330,961
Water & Sewer Utility Revenue – 4.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$92,363
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	231,613
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	311,939
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2037	2,615,000	3,322,619
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,589,131
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	688,215
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,643,456
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,804,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	$75,000	$75,222
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,210,399
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	792,588
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2030	620,000	839,709
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,229,094
		$17,831,028
Total Municipal Bonds		$348,927,266
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,200,000	$350,595
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 1.7% (v)	11,639,941	$11,639,941

Other Assets, Less Liabilities – 2.2%		8,286,172
Net Assets – 100.0%		$369,203,974
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,639,941 and $349,277,861, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $350,595, representing 0.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	29	$4,521,281	March – 2020	$117,309
At December 31, 2019, the fund had cash collateral of $78,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$348,927,266	$—	$348,927,266
U.S. Corporate Bonds	—	350,595	—	350,595
Mutual Funds	11,639,941	—	—	11,639,941
Total	$11,639,941	$349,277,861	$—	$360,917,802
Other Financial Instruments
Futures Contracts – Assets	$117,309	$—	$—	$117,309
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,689,228	$98,520,029	$94,567,397	$(1,706)	$(213)	$11,639,941

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$131,693	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
Massachusetts	80.0%
Puerto Rico	6.6%
Illinois	2.9%
New Jersey	1.1%
Pennsylvania	0.9%
Colorado	0.7%
Florida	0.6%
Guam	0.6%
California	0.4%
Kentucky	0.4%
Alabama	0.3%
Maryland	0.3%
New York	0.3%
Tennessee	0.3%
Louisiana	0.2%
Texas	0.2%
Virginia	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.